Long-Term Debt - Other - Additional Information (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020 USD ($) term_loan vessel credit_facility	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) term_loan vessel credit_facility	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Carrying amount of debt	$ 1,504,358		$ 1,504,358		$ 1,842,546
Weighted-average interest rate for the Partnership's long-term debt outstanding	2.93%		2.93%		4.12%
Foreign exchange gains (losses)	$ (7,853)	$ 2,879	$ (14,738)	$ (5,095)
Aggregate annual long-term debt principal repayments, for remainder of year	35,200		35,200
Aggregate annual long-term debt principal repayments, year two	412,700		412,700
Aggregate annual long-term debt principal repayments, year three	212,700		212,700
Aggregate annual long-term debt principal repayments, year four	207,300		207,300
Aggregate annual long-term debt principal repayments, year five	103,400		103,400
Aggregate annual long-term debt principal repayments, thereafter	$ 533,100		$ 533,100
Number of loan facilities | term_loan	5		5
Long-term debt	$ 1,493,629		$ 1,493,629		$ 1,831,396
Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Number of loan facilities | credit_facility	3		3
Long-term debt	$ 369,700		$ 369,700
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			0.30%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Other U.S. Dollar-denominated Loans
Debt Instrument [Line Items]
Carrying amount of debt	0		$ 0		3,300
U.S. Dollar-denominated Term Loans and Bonds due from 2020 to 2030
Debt Instrument [Line Items]
Carrying amount of debt	$ 895,382		$ 895,382		$ 1,114,707
U.S. Dollar-denominated Term Loans and Bonds due from 2020 to 2030 | Asset Pledged as Collateral [Member]
Debt Instrument [Line Items]
Number Of Vessels | vessel	16		16
U.S. Dollar-denominated Term Loans and Bonds due from 2020 to 2030 | LIBOR | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			0.30%
U.S. Dollar-denominated Term Loans and Bonds due from 2020 to 2030 | LIBOR | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Long Term Debt1 [Member] | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	115.00%		115.00%
Long Term Debt1 [Member] | Vessel | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	234.00%		234.00%
Long Term Debt2 [Member] | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	120.00%		120.00%
Long Term Debt2 [Member] | Vessel | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	140.00%		140.00%
Long Term Debt3 [Member] | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	135.00%		135.00%
Long Term Debt3 [Member] | Vessel | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	203.00%		203.00%
Teekay Nakilat Joint Venture | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Number of loan facilities | term_loan	1		1